Note 32 - Capital Base and Capital Management - Eligible Capital Resources (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Capital Base And Capital Management
Information Whether Entity Complied With Any Externally Imposed Capital Requirements	As of December 31, 2018, 2017 and 2016, equity is calculated in accordance to the applicable regulation of each period on minimum capital base requirements for Spanish credit institutions –both as individual entities and as consolidated group– and how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market. The minimum capital base requirements established by the current regulation are calculated according to the Group’s exposure to credit and dilution risk, counterparty and liquidity risk relating to the trading portfolio, exchange-rate risk and operational risk. In addition, the Group must fulfill the risk concentration limits established in said regulation and the internal corporate governance obligations. At the date of preparation of these consolidated financial statements, BBVA has not received an official communication of the ECB about the results of the SREP process which had been carried out during the financial year 2018 and which will include requirements regarding the capital ratio (both at individual and consolidated level) applicable to BBVA and its Group as from the date indicated in that communication. As soon as this communication will be available, BBVA will disclose it to the markets by means of public relevant events.
Summary Of Quantitative Data About What Entity Manages As Capital	Taking into account fully application of capital buffers since January 1, 2019 and considering last capital requirement communicated from ECB, BBVA has to maintain since January 1, 2019 i) a CET1 ratio of 9.26% at consolidated level and ii) a total capital ratio of 12.76% at consolidated level. This total consolidated capital ratio includes i) the minimum common equity tier 1 capital (CET1) requirement under Pillar 1 (4.5%); ii) the additional tier 1 capital (AT1) requirement under Pillar 1 (1.5%); iii) the tier 2 capital requirement under Pillar 1 (2%); iv) the CET1 capital requirement under Pillar 2 (1.5%); v) the capital conservation buffer (2.5% of CET1); vi) the Other Systemic Important Institution buffer (OSII) (0.75% of CET1); and vii) the countercyclical capital buffer (0.01% of CET1).
Capital (Capital base and capital management)	€ 3,267		€ 3,267		€ 3,218
Share Premium	23,992		23,992		23,992
Retained Earnings, Revaluation Reserve, And Other Reserves	22,963		23,590		21,805
Other Equity ( Capital base and management)	50		54		54
Less Treasury shares	296		96		48		€ 309
Profit or loss attributable to owners of the parent	5,324		3,519		3,475
Less Interim dividends	975		1,043		1,510
Shareholder's Funds	54,326		53,283		50,985
Accumulated Other Comprehensive Income	(7,215)		(6,939)	[1]	(3,622)	[1]
Total Non-Controlling interests	5,764		6,979		8,064
Equity	52,874		53,323		55,428
Intangible assets ( Eligible Capital Resources)	(8,199)		(6,627)		(5,675)
TreasurySharesFinancing	(27)		(48)		(82)
Synthetic Treasure Shares	(108)		(134)		(51)
Capital Deductions	(8,334)		(6,809)		(5,808)
Transitory Cet 1 Adjustments	0		(273)		(129)
Capital Gains From AFS Debt	0		(256)		(402)
Capital Gains From AFS Equity	0		(17)		273
Differences From Solvency And Accounting Level	(176)		(189)		(120)
Non Eligible Equity	(176)		(462)		(249)
Other Adjustments And Deductions	(4,053)		3,711		(2,001)
Common Equity Tier 1 CET1	40,311		42,341		47,370
Additional Tier 1 Before Regulatory Adjustments	5,634		6,296		6,114
Total Regulatory Adjustments Of Addittional Tier 1	0		(1,657)		(3,401)
Tier 1 (Eligible capital resources)	45,945		46,980		50,083
Tier 2 ( Eligible capital resources)	8,754		8,798		8,810
Total Capital (Tier 1 + Tier 2))	54,699		55,778		58,893
Total Capital	€ 41,607	[2]	€ 40,370		€ 37,923

[1]	(*) See Note 1.3.
[2]	(*) P rovisional data.